Cover	Jan. 13, 2025
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42180
Entity Tax Identification Number	61-1764793
Registrant Name	ARDENT HEALTH PARTNERS, INC.
City Area Code	615
Local Phone Number	296-3000
Entity Address, Address Line One	340 Seven Springs Way
Entity Address, Address Line Two	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Central Index Key	0001756655
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ARDT
Security Exchange Name	NYSE
Document Period End Date	Jan. 13, 2025
Entity Address, Address Line Two	Suite 100
Entity Emerging Growth Company	false